Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2013
Customer Concentration Risk [Member] | Net revenues [Member]
Concentration Risk [Line Items]
Concentration of Risk

	For the Years Ended December 31,
	2011	2012	2013
Yidatong*	26%	22%	10%
D	13%	11%	6%
F	10%	8%	5%

*	The net revenues generated through Yidatong subsequently further decreased in 2014.

Credit Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of Risk

	As of December 31,
	2012	2013
Yidatong	17%	14%
D	13%	7%
E	8%	6%